Expense Example, No Redemption	Dec. 31, 2024 USD ($)
Calamos Bitcoin Structured Alt Protection ETF - January | Calamos Bitcoin Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Calamos Bitcoin Structured Alt Protection ETF - April | Calamos Bitcoin Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Calamos Bitcoin Structured Alt Protection ETF - October | Calamos Bitcoin Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	$ 221